OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2022
OTHER INVESTMENTS
OTHER INVESTMENTS

16.   OTHER INVESTMENTS

Other investments consist primarily of long-term deposits, which are repayable in more than a year, loans, debt securities and equity holdings in private companies. Deposits, loans and notes are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest.

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans to customers.

Other investments, carried at amortized cost, are presented net of allowance for expected credit losses (ECL).

Other investments of the Group comprised the following:

		December 31,
	Category	2022	2021
Debt securities	At amortized cost	1,299	2,810
Investments in equity	FVPL	2,000	1,228
Loans and unquoted notes	At amortized cost	4,239	555
Other investments (Gross)		7,538	4,593
Allowance for ECL		1	(2)
Total other investments		7,539	4,591

The main change in the amount of other investments relates to the Business Nedvizhimost receivables novation agreement under which receivables were converted into the loan.